Provisions for pensions and similar obligations (Details 7) - Other similar obligations - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes in the fair value of the plan assets - Other Similar Obligations
Fair value of plan assets at beginning of year	R$ 3,310,895	R$ 5,673,071	R$ 4,906,977
Interest (Expense) Income	348,078	665,811	528,737
Remeasurement - Actual return (loss) on plan assets excluding the amounts included in net interest expense	303,504	718,628	581,755
Contributions/(surrenders)	61,803		52,894
Of which:
By the Bank	61,803		52,894
Benefits paid	(303,133)	(3,746,615)	(397,292)
Fair value of plan assets at end of year	R$ 3,721,147	R$ 3,310,895	R$ 5,673,071